PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedules of property, plant and equipment	■ Property, Plant and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2025
Net of accumulated depreciation	$8,989	$15,085	$4,485	$28,559
Additions[5]	6	116	3,754	3,876
Capitalized interest	—	—	55	55
Acquisitions[6]	838	2,097	196	3,131
Divestitures[7]	(746)	(2,719)	(583)	(4,048)
Disposals	(2)	(1)	(5)	(8)
Depreciation	(1,103)	(1,096)	—	(2,199)
Impairment charges	(4)	(2)	(6)	(12)
Transfers[8]	1,017	1,489	(2,506)	—
At December 31, 2025	$8,995	$14,969	$5,390	$29,354

At December 31, 2025
Cost	$21,675	$34,943	$17,359	$73,977
Accumulated depreciation and impairments	(12,680)	(19,974)	(11,969)	(44,623)
Net carrying amount – December 31, 2025	$8,995	$14,969	$5,390	$29,354

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2024
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	12,206	20,279	11,955	44,440
Net carrying amount – January 1, 2024	$6,915	$14,343	$5,158	$26,416
Additions[5]	21	135	3,092	3,248
Capitalized interest	—	—	33	33
Disposals	(8)	—	(1)	(9)
Depreciation	(1,052)	(1,018)	—	(2,070)
Impairment reversals (charges)	347	602	(8)	941
Transfers[8]	2,766	1,023	(3,789)	—
At December 31, 2024	$8,989	$15,085	$4,485	$28,559

At December 31, 2024
Cost	$21,773	$35,740	$16,448	$73,961
Accumulated depreciation and impairments	(12,784)	(20,655)	(11,963)	(45,402)
Net carrying amount – December 31, 2024	$8,989	$15,085	$4,485	$28,559
[1]Additions include $31 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2025 (2024:
$20 million). Depreciation includes depreciation for leased right-of-use assets of $15 million for the year ended December 31, 2025 (2024:
$17 million). The net carrying amount of leased right-of-use assets was $45 million as at December 31, 2025 (2024: $53 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[4]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Relates to the acquisition of our Loulo-Gounkoto mine. Refer to notes 4 and 35 for further details.
[7]Primarily relates to the divestment of our Hemlo and Tongon mines, Donlin Gold project and the deconsolidation of our Loulo-Gounkoto mine upon loss of control. Refer to notes 4 and 35 for further details.
[8]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
a)   Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2025	Carrying amount at Dec. 31, 2024
Construction-in-progress[1]	$2,190	$1,856
Acquired mineral resources and exploration potential	53	53
Projects
Pascua-Lama	721	725
Norte Abierto	701	686
Reko Diq	1,725	914
Donlin Gold	—	251
	$5,390	$4,485
[1]Represents assets under construction at our operating
minesites.